Taxes - Summary of Income Tax Relating to Components of Deferred Tax Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax Relating To Components Of Deferred Tax Other Comprehensive Income [Line Items]
Deferred income tax expense/(benefit) via other comprehensive income	$ 84	$ (66)	$ 10
Derivatives [member]
Disclosure Of Income Tax Relating To Components Of Deferred Tax Other Comprehensive Income [Line Items]
Deferred income tax expense/(benefit) via other comprehensive income	77	(64)	5
Other [member]
Disclosure Of Income Tax Relating To Components Of Deferred Tax Other Comprehensive Income [Line Items]
Deferred income tax expense/(benefit) via other comprehensive income	$ 7	$ (2)	$ 5